CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to owners of parent	Subscribed capital	Capital reserves	Accumulated deficit	Accumulated other comprehensive gain (loss)	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2017	€ 43,628	€ 3,720	€ 76,227	€ (37,699)	€ 1,380	€ 71	€ 43,699
Loss for the period	(8,711)			(8,711)		(36)	(8,747)
Foreign currency translations	(60)				(60)		(60)
Capital increase	11,088	1,116	9,972				11,088
Equity-settled share-based payment	604		604				604
Balance at the end at Dec. 31, 2018	46,549	4,836	86,803	(46,410)	1,320	35	46,584
Loss for the period	(13,714)			(13,714)		(264)	(13,978)
Foreign currency translations	(578)				(578)		(578)
Equity-settled share-based payment	671		671				671
Share-based payment transaction with the non-controlling shareholder of a subsidiary	603		603			216	819
Balance at the end at Dec. 31, 2019	33,531	4,836	88,077	(60,124)	742	(13)	33,518
Loss for the period	(15,339)			(15,339)		(142)	(15,481)
Foreign currency translations	933				933		933
Equity-settled share-based payment	671		671				671
Balance at the end at Dec. 31, 2020	€ 19,796	€ 4,836	€ 88,748	€ (75,463)	€ 1,675	€ (155)	€ 19,641